Share Incentive Plan - Summary of Option Activities (Details) - Employee Stock Option - ¥ / shares	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Number of shares, Outstanding beginning balance	39,225
Number of shares, Forfeited	(7,294)
Number of shares, Outstanding ending balance	31,931	39,225
Weighted-average exercise price, Outstanding beginning balance	¥ 560.95
Weighted-average exercise price, Forfeited	560.95
Weighted-average exercise price, Outstanding ending balance	¥ 560.95	¥ 560.95
Weighted-average remaining contractual term, Outstanding	5 years 9 months 21 days	6 years 9 months 21 days
Weighted average grant date fair value, Outstanding beginning balance	¥ 271.90
Weighted average grant date fair value, Forfeited	271.90
Weighted average grant date fair value, Outstanding ending balance	¥ 271.90	¥ 271.90